Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	Dec 31, 2025	Dec 31, 2024
Rental vehicles	26,899,522	26,747,580
Furniture and fixtures	1,479,966	1,290,201
Leasehold improvements	879,092	798,889
Less: Accumulated depreciation	(26,604,770)	(23,343,499)
Total property and equipment	2,653,810	5,493,171

Schedule of Depreciation Expenses

The following table summarizes the depreciation expenses recorded in the consolidated statement of operations for the years ended December 31, 2025, 2024 and 2023:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024	January 1 - Dec 31, 2023

Cost of revenue	2,861,819	7,957,267	9,347,183
General and administrative expenses	430,751	435,370	599,261
Total depreciation	3,292,570	8,392,637	9,946,444